Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Net earnings	$ 375.0	$ 709.5	$ 286.2
Other comprehensive income (loss):
Foreign currency adjustment	0.5	3.0	(2.9)
Change in fair value of marketable securities, net of taxes of $0.0, $0.0 and $0.0, respectively	0.0	0.0	(0.1)
Change in fair value of derivatives and amortization of unrecognized gains and losses on derivatives, net of taxes of $14.3, $17.4 and $3.9, respectively	23.0	31.3	3.4
Net unamortized gain (loss) arising during period, including amortization of unrecognized net actuarial loss, net of taxes of $(16.0), $4.8 and $2.9, respectively	(23.9)	7.2	4.3
Other comprehensive income (loss)	(0.4)	41.5	4.7
Total comprehensive income	$ 374.6	$ 751.0	$ 290.9